ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Marathon Patent Group, Inc. (the “Company”), formerly American Strategic Minerals Corporation, was incorporated under the laws of the State of Nevada on February 23, 2010.

The Company’s business is to acquire patents and patent rights and to monetize the value of those assets to generate revenue and profit for the Company.  The Company acquires patents and patent rights from their owners, who range from individual inventors to Fortune 500 companies.  Part of the Company’s acquisition strategy is to acquire patents and patent rights that cover a wide-range of subject matter, which allows the Company to achieve the benefits of a growing diversified portfolio of assets.  Generally, the assets the Company acquires are characterized by having large identifiable companies who are or have been using technology that infringes on the Company’s patent rights.  The Company generally monetizes its portfolio of assets by initiating enforcement activities against any infringing parties with the objective of entering into a standard form of comprehensive settlement and license agreement that may include the granting of non-exclusive retroactive and future rights to use the patented technology, a covenant not to sue, a release of the party from certain claims, the dismissal of any pending litigation and other terms that are appropriate in the circumstances.  The Company’s strategy has been developed with the expectation that it will result in a long-term, diversified revenue stream for the Company.

On December 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada in order to change its name to “American Strategic Minerals Corporation” from “Verve Ventures, Inc.”, and increase the Company’s authorized capital to 200,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business. Additionally, in November 2012, the Company decided to discontinue its real estate business.

On August 1, 2012, the shareholders holding a majority of the Company’s voting capital voted in favor of (i) changing the name of the Company to “Fidelity Property Group, Inc.” and (ii) the adoption the 2012 Equity Incentive Plan and reserving 10,000,000 shares of common stock for issuance thereunder (the “2012 Plan”).  The board of directors of the Company (the “Board of Directors”) approved the name change and the adoption of the 2012 Plan on August 1, 2012. The Company did not file an amendment to its Articles of Incorporation with the Secretary of State of Nevada and subsequently abandoned the decision to adopt the “Fidelity Property Group, Inc.” name.

On October 1, 2012, the shareholders holding a majority of the Company’s voting capital had voted and authorized the Company to (i) change the name of the Company to Marathon Patent Group, Inc. (the “Name Change”) and (ii) effectuate a reverse stock split of the Company’s common stock by a ratio of 3-for-2 (the “Reverse Split”) within one year from the date of approval of the stockholders of the Company.  The Board of Directors approved the Name Change and the Reverse Split on October 1, 2012. The Board of Directors determined the name “Marathon Patent Group, Inc.” better reflects the long-term strategy in exploring other opportunities and the identity of the Company going forward.  On February 15, 2013, the Company filed the Certificate of Amendment with the Secretary of State of the State of Nevada in order to effectuate the Name Change. On May 31, 2013, shareholders of record holding a majority of the outstanding voting capital of the Company approved a reverse stock split of the Company’s issued and outstanding common stock by a ratio of not less than one-for-five and not more than one-for-fifteen at any time prior to April 30, 2014, with such ratio to be determined by the Company’s Board of Directors, in its sole discretion. On June 24, 2013, the reverse stock split ratio of one (1) for thirteen (13) basis was approved by the Board of Directors. On July 18, 2013, the Company filed a certificate of amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.0001 per share on a one (1) for thirteen (13) basis. All share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the reverse stock split.

Organization

Marathon Patent Group, Inc. (the “Company”), formerly American Strategic Minerals Corporation, was incorporated under the laws of the State of Nevada on February 23, 2010.

Our business is to acquire patents and patent rights and to monetize the value of those assets to generate revenue and profit for the Company.  We acquire patents and patent rights from their owners, who range from individual inventors to Fortune 500 companies.  Part of our acquisition strategy is to acquire patents and patent rights that cover a wide-range of subject matter, which allows us to achieve the benefits of a growing diversified portfolio of assets.  Generally, the assets we acquire are characterized by having large identifiable companies who are or have been using technology that infringes on our patent rights.  We generally monetize our portfolio of assets by initiating enforcement activities against any infringing parties with the objective of entering into a standard form of comprehensive settlement and license agreement that may include the granting of non-exclusive retroactive and future rights to use the patented technology, a covenant not to sue, a release of the party from certain claims, the dismissal of any pending litigation and other terms that are appropriate in the circumstances.  Our strategy has been developed with the expectation that it will result in a long-term, diversified revenue stream for the Company.

On December 7, 2011, the Company changed its name to “American Strategic Minerals Corporation” from “Verve Ventures, Inc.”, and increase the Company’s authorized capital to 200,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. During June 2012, the Company discontinued its exploration and potential development of uranium and vanadium minerals business. In November 2012, the Company discontinued its real estate business.

On August 1, 2012, the shareholders holding a majority of the Company’s voting capital voted in favor of (i) changing the name of the Company to “Fidelity Property Group, Inc.” and (ii) the adoption the 2012 Equity Incentive Plan and reserving 10,000,000 shares of common stock for issuance thereunder (the “2012 Plan”).  The board of directors of the Company (the “Board of Directors”) approved the name change and the adoption of the 2012 Plan on August 1, 2012. The Company did not file an amendment to its Articles of Incorporation with the Secretary of State of Nevada and subsequently abandoned the decision to adopt the “Fidelity Property Group, Inc.” name.

On October 1, 2012, the shareholders holding a majority of the Company’s voting capital had voted and authorized the Company to (i) change the name of the Company to Marathon Patent Group, Inc. (the “Name Change”) and (ii) effectuate a reverse stock split of the Company’s common stock by a ratio of 3-for-2 (the “Reverse Split”) within one year from the date of approval of the stockholders of the Company.  The Board of Directors approved the Name Change and the Reverse Split on October 1, 2012. The Board of Directors determined the name “Marathon Patent Group, Inc.” better reflects the long-term strategy in exploring other opportunities and the identity of the Company going forward.  On February 15, 2013, the Company filed the Certificate of Amendment with the Secretary of State of the State of Nevada in order to effectuate the Name Change. On May 31, 2013, shareholders of record holding a majority of the outstanding voting capital of the Company approved a reverse stock split of the Company’s issued and outstanding common stock by a ratio of not less than one-for-five and not more than one-for-fifteen at any time prior to April 30, 2014, with such ratio to be determined by the Company’s Board of Directors, in its sole discretion. On June 24, 2013, the reverse stock split ratio of one (1) for thirteen (13) basis was approved by the Board of Directors. On July 18, 2013, the Company filed a certificate of amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.0001 per share on a one (1) for thirteen (13) basis. All share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the reverse stock split.

On January 26, 2012, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) with American Strategic Minerals Corporation, a Colorado corporation (“Amicor”) and the shareholders of Amicor (the “Amicor Shareholders”).  Upon closing of the transaction contemplated under the Exchange Agreement (the “Share Exchange”), on January 26, 2012, the Amicor Shareholders transferred all of the issued and outstanding capital stock of Amicor to the Company in exchange for an aggregate of 769,231 post-split (10,000,000 pre-split) shares of the common stock of the Company.  The Share Exchange caused Amicor to become a wholly-owned subsidiary of the Company.

Additionally, as further consideration for entering into the Exchange Agreement, certain Amicor Shareholders received ten-year warrants to purchase an aggregate of 461,538 post-split (6,000,000 pre-split) shares of the Company’s common stock with an exercise price of $6.50 post-split ($0.50 pre-split) per share.  Prior to acquisition by the Company, Amicor owned certain mining and mineral rights.

Amicor, formerly Nuclear Energy Corporation, was incorporated under the laws of the State of Colorado on April 30, 2011.  Amicor owns mining leases of federal unpatented mining claims and leases private lands in the states of Utah and Colorado for the purpose of exploration and potential development of uranium and vanadium minerals.

Prior to the Share Exchange, the Company was a shell company with no business operations.

The Share Exchange was accounted for as a reverse-merger and recapitalization. Amicor was the acquirer for financial reporting purposes and the Company was the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Share Exchange were those of Amicor and were recorded at the historical cost basis of Amicor, and the consolidated financial statements after completion of the Share Exchange included the assets and liabilities of the Company and Amicor, historical operations of Amicor and operations of the Company from the closing date of the Share Exchange.

On June 11, 2012, the Company terminated various leases related to its uranium mining claims (the “Claims”), consisting of: the Cutler King Property (3 unpatented mining claims); “Centennial-Sun Cup” (42 unpatented mining claims); “Bull Canyon” (2 unpatented mining claims); “Martin Mesa” (51 unpatented mining claims); “Avalanche/Ajax” (8 unpatented mining claims) and “Home Mesa” (9 unpatented mining claims).  The Company had acquired the Claims through the acquisition of Amicor on January 26, 2012. The decision by the Company to terminate these leases followed changes in management and direction of the Company, a review of the uranium market, and the timing and costs expected to pursue the business.

On June 11, 2012, the Company entered into a rescission agreement (the “Rescission Agreement”) with Amicor, and the Amicor Shareholders.  Each of the Amicor Shareholders had previously received shares of the Company’s common stock (and certain of the Amicor Shareholders also received warrants to purchase shares of the Company’s common stock) (collectively, the “Shareholder Securities”) pursuant to the Rescission Agreement.   Each of the Amicor Shareholders, with the exception of one, agreed to return the Shareholder Securities to the Company for cancellation and to enter into joint mutual releases with the Company.  Furthermore, pursuant to the terms of the Rescission Agreement, George Glasier resigned from his position as President, Chief Executive Officer and Chairman of the Company; Kathleen Glasier resigned from her position as Secretary of the Company, Michael Moore resigned from his position as Chief Operating Officer and Vice President of the Company and each of David Andrews and Kyle Kimmerle resigned from their position as a director of the Company.  As a result of the foregoing, the Company cancelled 754,359 post-split (9,806,667 pre-split) shares of the Company’s common stock and 369,231 post-split (4,800,000 pre-split) warrants and terminated the mining leases entered into with the Amicor Shareholders. Additionally, the Company paid an aggregate of $132,000 to Amicor Shareholders upon the execution of the Rescission Agreement.

Under the terms of the Rescission Agreement, upon Mr. Glasier’s resignation, the Company’s employment agreement with Mr. Glasier was terminated and all options, warrants and rights to acquire any shares of the Company’s common stock, whether vested or unvested, were terminated as of the date of the Rescission Agreement.  Additionally, under the terms of the Rescission Agreement, the Company’s lease for certain office space, dated as of January 26, 2012 with Silver Hawk Ltd., an entity owned and controlled by George Glasier and Kathleen Glasier, was terminated.

On June 11, 2012, the Company and Pershing Gold Corporation (“Pershing”) exercised its right under the Option Agreement executed in January 2012, through the assignment of Pershing’s wholly owned subsidiary, Continental Resources Acquisition Sub, Inc. (“Acquisition Sub”). As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets.

On November 14, 2012, the Company entered into a Share Exchange Agreement (the "Sampo Exchange Agreement") with Sampo IP LLC, a Virginia limited liability company ("Sampo"), a company that owns a portfolio of patents, and the members of Sampo (the "Sampo Members"). Upon closing of the transaction contemplated under the Sampo Exchange Agreement (the "Sampo Share Exchange"), on November 14, 2012, the Sampo Members (6 members) transferred all of the issued and outstanding membership interests of Sampo to the Company in exchange for an aggregate of 711,538 post-split (9,250,000 pre-split) shares of the common stock of the Company. Additionally, the Company made a cash payment to Sampo of $500,000 pursuant to the terms of the Sampo Exchange Agreement.

Upon the closing of the Sampo Share Exchange, Mark Groussman resigned as the Company’s Chief Executive Officer and John Stetson resigned as the Company’s President and Chief Operating Officer and simultaneously with the effectiveness of the Sampo Share Exchange, Doug Croxall was appointed as the Company’s Chief Executive Officer and Chairman and John Stetson was appointed as the Company’s Chief Financial Officer and Secretary.  LVL Patent Group LLC, of which Mr. Croxall is the Chief Executive Officer, and John Stetson, were former members of Sampo and received 307,692 post-split (4,000,000 pre-split) and 38,462 post-split (500,000 pre-split) shares of the Company’s common stock, respectively, in connection with the Sampo Share Exchange.

On March 6, 2013, the Company entered into an Asset Purchase Agreement (the “Augme Agreement”) with Augme Technologies (“Seller”) whereby Seller agreed to sell to the Company certain office equipment, data, documentation, and business information related to the Seller’s business and assign agreements and prospective clients and business opportunities to the Company. In consideration for the assets and assigned agreements, the Company paid $10,000 at closing and provides litigation assistance as defined in the Agreement. As additional consideration, the Company also entered into a 2 year Service Agreement (the “Service Agreement”) with the Seller whereby the Seller shall engage the Company to provide consulting services including patent litigation matters, sale, license involving the Seller’s intellectual property and general consulting services to continue the Seller’s business operations. The Company recorded the $10,000 payment which was primarily attributable to property and equipment. Additionally, the Company assumed an office lease agreement that expired in July 2013.

On April 16, 2013, the Company through its subsidiary, Relay IP, Inc. acquired a US patent for $350,000.

On April 22, 2013, CyberFone Acquisition Corp. (“Acquisition Corp.”), a Texas corporation and newly formed wholly owned subsidiary of the Company entered into a merger agreement (the “CyberFone Agreement”) with CyberFone Systems LLC, a Texas limited liability company (“CyberFone Systems”), TechDev Holdings LLC (“TechDev”) and The Spangenberg Family Foundation for the Benefit of Children’s Healthcare and Education (“Spangenberg Foundation”).  TechDev and Spangenberg Foundation owned 100% of the membership interests of CyberFone Systems (collectively, the “CyberFone Sellers”).  In the transaction, the Company acquired 10 US patents, 27 foreign patents and 1 patent pending from CyberFone Systems valued at $1,135,512 (see note 3).

On May 6, 2013, in connection with the closing of a settlement and license agreement, the Company agreed to settle and release a certain defendant for past and future use of the Company’s patents. The defendant agreed to assign and transfer 3 US patents and rights valued at $1,000,000 in lieu of an additional cash payment, which amount has been included in the Company’s revenue during the year ended December 31, 2013.

In September 2013, the Company acquired 14 US patents for a total purchase price of $1,100,000.

On November 13, 2013, the Company acquired four patents for 150,000 shares of the Company’s common stock, which the Company valued at $718,500 based on the fair market value of the stock issued.

On December 16, 2013, the Company acquired certain patents from Delphi Technologies, Inc. for $1,700,000 pursuant to a Patent Purchase Agreement entered into on October 31, 2013 and Amended on December 16, 2013.

On December 22, 2013, in connection with a settlement and license agreement, the Company agreed to settle and release another defendant for past and future use of the Company’s patents, whereby the defendant agreed to assign and transfer 2 US patents and rights to the Company. The Company valued the two patents at an aggregate of $700,000 and included that amount in revenue during the year ended December 31, 2013.

Going Concern in Prior Years

Prior to 2013, the Company’s independent auditor’s determined that there was substantial doubt about the ability of the Company to continue as a going concern and issued an audit opinion reflecting that assessment.  The key reasons for their conclusion included the fact that the Company had changed businesses several times in a short period; lacked management experience in the businesses; was unable to generate revenue from these businesses and, generally, was not able to show that the Company was capable of a sustained, revenue generating business and the capital sufficient to sustain operations.

The Company made the decision to discontinue its prior businesses and focus on the patent acquisition and monetization business. In late 2012, the Company acquired certain patent assets and hired new management with experience and a track record in the patent acquisition and licensing business.  Management immediately implemented its plan for acquiring patents and patent rights and enforcing those rights to generate revenue and profit.  During 2013, the Company continued to execute on its plan throughout the year by acquiring eight additional patent portfolios, generating a total of $3.4 million in revenue including cash revenue of $1.7 million; raising $5.8 million in new equity capital; establishing a reasonable level of liquidity in the Company’s stock and completed its management team to support sustained growth and revenue generation. Due to the positive changes in the operations of the Company, the Company’s ability to meet the requirements for sustained operations and its cash position at December 31, 2013, the Company’s independent auditors have determined that issuing an opinion with a going concern uncertainty is no longer needed and, therefore, have issued an unqualified opinion on the Company’s financial statements for the year ended December 31, 2013 with no uncertainty.